Right-of-use assets (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of quantitative information about right-of-use assets [abstract]
Schedule of Right-of-Use Assets

	Properties	Motor vehicles	Total	1.
	US$'000	US$'000	US$'000
Balance at January 1, 2025	4,072	1,733	5,805
Additions	8,373	415	8,788
Acquisition of businesses	46,930	2,769	49,699
Depreciation charge	(6,696)	(1,080)	(7,776)
Exchange differences	391	43	434
Balance at December 31, 2025	53,070	3,880	56,950
Cost	62,876	6,239	69,115
Accumulated depreciation	(9,806)	(2,359)	(12,165)
Net book amount	53,070	3,880	56,950

	(Recast)	(Recast)	(Recast)
Balance at January 1, 2024	4,197	813	5,010
Additions	-	1,482	1,482
Reclassifications	1,129	-	1,129
Depreciation charge	(1,118)	(414)	(1,532)
Exchange differences	(136)	(148)	(284)
Balance at December 31, 2024	4,072	1,733	5,805
Cost	7,573	3,055	10,628
Accumulated depreciation	(3,501)	(1,322)	(4,823)
Net book amount	4,072	1,733	5,805

Schedule of Depreciation Charge on Right-of-Use Assets	The consolidated statement of comprehensive income or loss shows the following amounts relating to right-of-use assets:

	2025	2024	2023
Depreciation charge on right-of-use assets	US$'000	US$'000	US$'000
		(Recast)	(Recast)
Properties	6,696	1,118	669
Motor vehicles	1,080	414	300
	7,776	1,532	969